Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Accounts receivable, net of allowance for doubtful accounts (in Dollars)	$ 414,446	$ 463,514
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized	50,000,000	50,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	350,000,000	350,000,000
Ordinary shares, shares issued	67,004,583	30,481,580
Ordinary shares, shares outstanding	67,004,583	30,481,580
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	12,095,100	0
Ordinary shares, shares outstanding	12,095,100	0